Risk Management and Report - Schedule of Financial Ratios (Details)	Dec. 31, 2024
Top of range [Member]
Schedule of Financial Ratios [Line Items]
Funding Financial Counterparties/Assets/Maximum	35.00%
Deposits/Loans/Maximum	65.00%
Bottom of range [Member]
Schedule of Financial Ratios [Line Items]
Funding Financial Counterparties/Assets/Minimum	31.00%
Deposits/Loans/Minimum	60.00%
Weighted average [Member]
Schedule of Financial Ratios [Line Items]
Funding Financial Counterparties/Assets/Average	33.00%
Deposits/Loans/Average	63.00%